Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories recognized as expense	$ 279,728	$ 313,695	$ 388,079
Amount expensed (credited) to cost of sales	$ (240)	$ (322)	$ 1,613